Subsequent Events (Details) - Subsequent event $ in Millions	Feb. 18, 2025 USD ($)
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 1,000.0
February 2025
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 750.0